Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of repurchase transactions [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 0	$ 2,541,780,399
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	$ 0	$ 41,138,167